UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

                        Name:                  W.P. Stewart & Co., Ltd.
                        Address:               Trinity Hall
                                               43 Cedar Avenue, P.O. Box HM 2905
                                               Hamilton, Bermuda HM LX
                        Form 13F File Number:  28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael W. Stamm
Title:   General Counsel & Assistant Secretary
Phone:   212-750-8585

Signature,                     Place,                and Date of Signing:


/s/ Michael W. Stamm           New York, NY          5 May, 2004

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                           ---------------------
Form 13F Information Table Entry Total:                       33
                                           ---------------------
Form 13F Information Table Value Total:                8,192,663
                                           ---------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

FORM 13F INFORMATION TABLE
Reporting Manager: W.P. Stewart & Co., Ltd.

Date: As of 3/31/04

                                                               VALUE   SHARES/   SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000) PRN AMT   PRN CALL DSCRETN  MANAGERS    SOLE    SHARED   NONE
----------------------------       --------------    -----    -------- -------   --- ---- -------  --------    ----    ------   ----

 1 AMERICAN EXPRESS COMPANY        COMMON STOCK    025816109   344423   6642679  SH        SOLE               6642679
 2 AMGEN CORP                      COMMON STOCK    031162100   483892   8321445  SH        SOLE               8321445
 3 ANHEUSER BUSCH COMPANIES INC    COMMON STOCK    035229103   342955   6724608  SH        SOLE               6724608
 4 APPLE COMPUTER INC              COMMON STOCK    037833100    92628   3425610  SH        SOLE               3425610
 5 AUTOMATIC DATA PROCESSING INC   COMMON STOCK    053015103   116486   2773483  SH        SOLE               2773483
 6 COCA-COLA CO                    COMMON STOCK    191216100   406813   8087730  SH        SOLE               8087730
 7 COSTCO WHOLESALE CORP-NEW       COMMON STOCK    22160K105    67220   1787300  SH        SOLE               1787300
 8 DELL INC                        COMMON STOCK    24702R101   430094  12792807  SH        SOLE              12792807
 9 ELECTRONIC ARTS                 COMMON STOCK    285512109   137009   2549470  SH        SOLE               2549470
10 FIRST DATA CORP                 COMMON STOCK    319963104   136153   3229433  SH        SOLE               3229433
11 FOREST LABORATORIES INC         COMMON STOCK    345838106   111826   1561379  SH        SOLE               1561379
12 GENERAL ELECTRIC CO             COMMON STOCK    369604103      959     31407  SH        SOLE                 31407
13 HOME DEPOT INC                  COMMON STOCK    437076102   311742   8344263  SH        SOLE               8344263
14 JOHNSON & JOHNSON               COMMON STOCK    478160104   139557   2751524  SH        SOLE               2751524
15 KELLOGG CO                      COMMON STOCK    487836108   426280  10863399  SH        SOLE              10863399
16 ELI LILLY & CO                  COMMON STOCK    532457108      435      6500  SH        SOLE                  6500
17 MARRIOTT INTERNATIONAL INC NEW  COMMON STOCK    571903202   304566   7157840  SH        SOLE               7157840
18 MEDTRONIC INC                   COMMON STOCK    585055106   140923   2951271  SH        SOLE               2951271
19 MICROSOFT CORP                  COMMON STOCK    594918104   462428  18549077  SH        SOLE              18549077
20 NEW YORK TIMES CO-CL A          COMMON STOCK    650111107   166096   3757824  SH        SOLE               3757824
21 NORTHERN TRUST CORP             COMMON STOCK    665859104    75931   1629772  SH        SOLE               1629772
22 QUALCOMM INC                    COMMON STOCK    747525103   513457   7745612  SH        SOLE               7745612
23 CHARLES SCHWAB CORP NEW         COMMON STOCK    808513105    76614   6598950  SH        SOLE               6598950
24 STARBUCKS CORP                  COMMON STOCK    855244109   181898   4803234  SH        SOLE               4803234
25 STATE STREET CORP               COMMON STOCK    857477103   182782   3506278  SH        SOLE               3506278
26 STRYKER CORP                    COMMON STOCK    863667101    53801    607719  SH        SOLE                607719
27 SYSCO CORP                      COMMON STOCK    871829107   512695  13129192  SH        SOLE              13129192
28 TARGET CORP                     COMMON STOCK    87612E106   641212  14236501  SH        SOLE              14236501
29 VIACOM INC-CL B FORMLY NON VTG  COMMON STOCK    925524308   376075   9591310  SH        SOLE               9591310
30 WAL-MART STORES INC             COMMON STOCK    931142103   156140   2615851  SH        SOLE               2615851
31 WALGREEN CO                     COMMON STOCK    931422109   354568  10760779  SH        SOLE              10760779
32 WHOLE FOODS MARKET INC          COMMON STOCK    966837106    94197   1256800  SH        SOLE               1256800
33 WM WRIGLEY JR CO                COMMON STOCK    982526105   350807   5933821  SH        SOLE               5933821

                                                              8192663                     No. of Other   0
                                                                                          Managers